Schedule of Reserves (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reserves
Unlisted share option reserve	$ 2,741,457
Share based payment reserve	5,734,601	3,912,367	1,546,983
Foreign currency translation reserve	$ (86,542)	$ (65,832)	$ (29,367)